Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Class B Common Stock
Statement [Line Items]
Balance	$ 431	$ 431		$ 431
Balance (in Shares)	4,312,500	4,312,500		4,312,500
Issuance of Class B common stock			$ 431
Issuance of Class B common stock (in Shares)			4,312,500
Change in value of common stock subject to redemption
Net income (Loss)
Balance	$ 431	$ 431	$ 431	$ 431
Balance (in Shares)	4,312,500	4,312,500	4,312,500	4,312,500
Additional Paid-in Capital
Statement [Line Items]
Balance
Issuance of Class B common stock			24,569
Change in value of common stock subject to redemption			(24,569)
Net income (Loss)
Balance
Accumulated Deficit
Statement [Line Items]
Balance	(5,890,208)	(11,152,409)		(11,152,409)
Issuance of Class B common stock
Change in value of common stock subject to redemption	(333,395)		(14,885,111)	(534,002)
Net income (Loss)	(1,652,348)	2,585,027	3,732,702	5,796,203
Balance	(7,875,951)	(8,567,382)	(11,152,409)	(5,890,208)
Balance	(5,889,777)	(11,151,978)		(11,151,978)
Issuance of Class B common stock			25,000
Change in value of common stock subject to redemption	(333,395)		(14,909,680)	(534,002)
Net income (Loss)	(1,652,348)	2,585,027	3,732,702	5,796,203
Balance	$ (7,875,520)	$ (8,566,951)	$ (11,151,978)	$ (5,889,777)